LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET - Allowance for loans losses (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance		$ 10,235,831	$ 8,223,103	$ 6,621,911
Loan purchases / Loan sales	[1]	(5,889)	(2,397)
Charges-off		(3,730,380)	(3,815,912)	(2,275,300)
Recovery of charged - off loans		551,650	459,860	410,860
Credit impairment charges on loans, advances and financial leases, net		3,385,181	3,851,625	3,468,699
Adjusted stage 3		473,716	285,412
Translation adjustment		19,286	199,079	(3,067)
Ending balance		10,929,395	10,235,831	8,223,103
Accordance with IFRS 9 [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Effect of adoption of IFRS 9			1,035,061
Adjusted balance after adoption of IFRS 9			9,258,164
Commercial
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance		5,360,833	4,514,180	3,499,791
Loan purchases / Loan sales	[1]	(4,332)	(2,020)
Charges-off		(1,572,113)	(1,468,704)	(792,145)
Recovery of charged - off loans		139,268	124,865	144,852
Credit impairment charges on loans, advances and financial leases, net		1,299,379	1,463,097	1,665,809
Adjusted stage 3		223,824	158,396
Translation adjustment		10,134	58,060	(4,127)
Ending balance		5,456,993	5,360,833	4,514,180
Commercial | Accordance with IFRS 9 [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Effect of adoption of IFRS 9			512,959
Adjusted balance after adoption of IFRS 9			5,027,139
Consumer
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance		2,892,891	2,291,829	1,791,123
Charges-off		(1,890,490)	(2,012,315)	(1,302,630)
Recovery of charged - off loans		317,722	251,632	197,971
Credit impairment charges on loans, advances and financial leases, net		1,971,037	1,943,323	1,601,863
Adjusted stage 3		148,001	71,157
Translation adjustment		6,657	109,750	3,502
Ending balance		3,445,818	2,892,891	2,291,829
Consumer | Accordance with IFRS 9 [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Effect of adoption of IFRS 9			237,515
Adjusted balance after adoption of IFRS 9			2,529,344
Mortgage
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance		853,764	645,101	653,936
Charges-off		(104,720)	(112,417)	(37,677)
Recovery of charged - off loans		33,869	22,373	13,933
Credit impairment charges on loans, advances and financial leases, net		33,808	150,873	16,881
Adjusted stage 3		42,495	26,502
Translation adjustment		1,449	14,640	(1,972)
Ending balance		860,665	853,764	645,101
Mortgage | Accordance with IFRS 9 [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Effect of adoption of IFRS 9			106,692
Adjusted balance after adoption of IFRS 9			751,793
Financial leases
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance		990,970	631,402	567,046
Loan purchases / Loan sales	[1]	(1,557)	(377)
Charges-off		(97,148)	(135,674)	(77,762)
Recovery of charged - off loans		57,057	51,808	45,434
Credit impairment charges on loans, advances and financial leases, net		25,130	231,668	97,267
Adjusted stage 3		50,119	22,230
Translation adjustment		832	13,392	(583)
Ending balance		1,025,403	990,970	631,402
Financial leases | Accordance with IFRS 9 [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Effect of adoption of IFRS 9			176,521
Adjusted balance after adoption of IFRS 9			807,923
Small Business Loans
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance		137,373	140,591	110,015
Charges-off		(65,909)	(86,802)	(65,086)
Recovery of charged - off loans		3,734	9,182	8,670
Credit impairment charges on loans, advances and financial leases, net		55,827	62,664	86,879
Adjusted stage 3		9,277	7,127
Translation adjustment		214	3,237	113
Ending balance		$ 140,516	137,373	$ 140,591
Small Business Loans | Accordance with IFRS 9 [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Effect of adoption of IFRS 9			1,374
Adjusted balance after adoption of IFRS 9			$ 141,965

[1]	This item includes portfolio purchase/sales operation held between Bancolombia S.A. and Titularizadora Colombiana.